Related party transactions - Balances of Receivables and Payables with Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Trade accounts and other receivables
Amounts receivable, related party transactions	¥ 609,805	¥ 532,674
Trade accounts and other payables
Amounts payable, related party transactions	1,432,815	1,459,904
Associates [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	464,728	447,400
Trade accounts and other payables
Amounts payable, related party transactions	1,423,147	1,459,209
Joint ventures [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	145,077	85,275
Trade accounts and other payables
Amounts payable, related party transactions	¥ 9,668	¥ 695